Merger with Navig8 Product Tankers Inc - Merger (Details) shares in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Sep. 01, 2017 USD ($) item	Jun. 14, 2017 USD ($) item	May 31, 2017 item shares
NPTI
Merger with Navig8 Product Tankers Inc
Liabilities incurred | $	$ 907.4
NPTI | Common stock
Merger with Navig8 Product Tankers Inc
Number of shares issued | shares				55
NPTI | LR1
Merger with Navig8 Product Tankers Inc
Number of vessels acquired				12
NPTI | LR2
Merger with Navig8 Product Tankers Inc
Number of vessels acquired				15
NPTI Vessel Acquisition
Merger with Navig8 Product Tankers Inc
Cash transferred | $			$ 42.2
NPTI Vessel Acquisition | LR1
Merger with Navig8 Product Tankers Inc
Number of vessels acquired			4
NPTI September Closing
Merger with Navig8 Product Tankers Inc
Liabilities incurred | $		$ 907.4
NPTI September Closing | LR1
Merger with Navig8 Product Tankers Inc
Number of vessels acquired		8
NPTI September Closing | LR2
Merger with Navig8 Product Tankers Inc
Number of vessels acquired		15